Income taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (69,245)	$ (23,959)	$ (19,014)
Foreign	1,247	2,603	1,765
Loss before income taxes	$ (67,998)	$ (21,356)	$ (17,249)